DWS Government and Agency Securities Portfolio Expense Example - Service Shares [Member] - DWS Government and Agency Securities Portfolio - Service Shares	Jul. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	$ 1,283